Rental Expense and Lease Commitments	12 Months Ended
Dec. 30, 2012
Leases, Operating [Abstract]
Rental Expense and Lease Commitments
Rental Expense and Lease Commitments
Rentals of space, vehicles, manufacturing equipment and office and data processing equipment under operating leases were approximately $375 million, $313 million and $299 million in 2012, 2011 and 2010, respectively.
The approximate minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 30, 2012 are:
(Dollars in Millions)

2013	2014	2015	2016	2017	After 2017	Total
$251	192	149	115	90	128	925

Commitments under capital leases are not significant.